Consolidated and Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 20.6	$ 55.9
Restricted cash	1.7	3.0
Trade accounts receivable	4.0	4.7
Affiliates	18.2	16.4
Other receivables and current assets	16.7	12.7
Prepaid expenses	1.6	1.2
Derivative assets	11.4	11.0
Total current assets	74.2	104.9
Non-current assets
Long-term receivables	1.0	1.0
Long-term prepaid expenses	20.5	21.7
Deferred tax assets	24.2	28.3
Property, plant and equipment	1,200.6	1,227.2
Intangible assets, net	33.4	35.2
Goodwill	107.7	110.2
Derivative assets	19.2	22.9
Total non-current assets	1,406.6	1,446.5
Total assets	1,480.8	1,551.4
Current liabilities
Trade accounts payable	17.2	19.7
Affiliates	5.9	10.2
Current installments of long-term debt, affiliates	6.0	8.9
Derivative liabilities	6.3	5.1
Other liabilities and accrued expenses	21.2	33.3
Total current liabilities	56.6	77.2
Non-current liabilities
Long-term debt	689.9	682.9
Derivative liabilities	5.4	5.8
Postretirement benefit and post-employment obligation	9.9	9.6
Environmental provisions	18.0	19.8
Deferred tax liabilities	77.9	65.8
Other long-term liabilities	17.2	16.2
Total non-current liabilities	818.3	800.1
Total liabilities	874.9	877.3
Commitments and Contingencies
Partners’ capital
Common unitholders 25,595,500 units issued and outstanding at December 31, 2016 (2015: 20,125,000 issued and outstanding)	180.2	115.9
Subordinated unitholders 20,125,000 units issued and outstanding at December 31, 2016 and 2015	85.0	115.9
General partner unitholders 933,071 units issued and outstanding at December 31, 2016 (2015: 821,429 issued and outstanding)	5.2	4.6
Total partners’ capital	270.4	236.4
Accumulated Other Comprehensive Income	(13.8)	(10.8)
Total equity before non-controlling interests	256.6	225.6
Non-controlling interests	349.3	448.5
Total equity	605.9	674.1
Total liabilities and equity	1,480.8	1,551.4
Non Affiliated Entity [Member]
Non-current liabilities
Long-term debt	554.0	541.6
Affiliates [Member]
Non-current liabilities
Long-term debt	135.9	141.3
Long-term debt, affiliates	$ 135.9	$ 141.3